DISCONTINUED OPERATIONS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY	Dec. 31, 2013 21st School [Member] CNY	Dec. 31, 2012 21st School [Member] CNY	Dec. 31, 2014 Beijing Century College Group [Member] CNY	Dec. 31, 2013 Beijing Century College Group [Member] CNY	Dec. 31, 2012 Beijing Century College Group [Member] CNY	Dec. 31, 2011 Beijing Century College Group [Member]	Dec. 31, 2014 Suzhou Hezhijia Investment Management Limited [Member] CNY	Feb. 06, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] CNY	Dec. 31, 2014 21st School [Member] CNY	Dec. 31, 2013 21st School [Member] CNY	Dec. 31, 2012 21st School [Member] CNY	Apr. 30, 2013 21st School [Member] CNY	Dec. 31, 2012 Beijing Siwa Century Facility Management Co. [Member] CNY	Dec. 30, 2011 Beijing Siwa Century Facility Management Co. [Member]	Dec. 31, 2014 Taishidian Holding [Member] CNY	Dec. 31, 2013 Taishidian Holding [Member] CNY	Dec. 31, 2012 Taishidian Holding [Member] CNY	Jul. 25, 2013 Taishidian Holding [Member] CNY	Dec. 31, 2013 Taishidian Holding [Member] Kunshan Venture CNY	Jul. 25, 2013 Taishidian Holding [Member] Kunshan Venture CNY	Dec. 31, 2014 Taishidian Holding [Member] Suzhou Hezhijia Investment Management Limited [Member] CNY	Dec. 30, 2011 Sale of two business [Member] CNY
Discontinued operations [Line Items]
Cash consideration																										234,500
Ownership percentage held in discontinued operations												100.00%								100.00%						70.00%
Total consideration																		60,000										309,049
Outstanding consideration receivable from Xihua Group																			133,100
Outstanding consideration receivable from Xihua Group transferred to Suzhou Qingrun																			25,300
Best estimation of recoverable																					110,000	110,000			110,000
Provision for Doubtful Accounts	24,350	151,080		128,578		306,401							70,000								124,500	124,500			124,500
Receivables Arising from Disposal of Subsidiaries Current		234,500	[1]	234,500	[1]									70,000										143,233			70,000
Impairment loss		30,167
Impairment charge		229,914				478,710
Receivables resulting from disposals		14,000		14,000									110,000	234,500										234,500
Income (loss) from discontinued operation	(9,310)	(57,764)		(346,449)		(172,885)	2,734	49,706			(15,908)					(72,204)	(49,706)					(204,001)	8,726
Loss from disposal of remaining operating right							74,938									2,734	(49,706)					(29,372)	8,726

[1]	On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. As of February 6, 2015 the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. (See Note 24(b)). RMB 40,000 of the consideration has been collected in February 2015.